Stock Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Equity Incentive Plan Restricted Stock [Member]	Dec. 31, 2012 Equity Incentive Plan Restricted Stock [Member]	Jun. 30, 2013 Restricted Stock Awards for Certain Management [Member]	Dec. 31, 2011 Restricted Stock Awards for Certain Management [Member]	Jun. 30, 2013 Restricted Stock Awards for Certain Management [Member] Minimum [Member]	Jun. 30, 2013 Restricted Stock Awards for Certain Management [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock award granted by Company							37,000	67,400
Vesting period from the date of grant							May vest in 2016	May vest in 2014
Performance period							3 years
Weighted-average grant-date fair value of restricted stock awards granted							$ 45.01	$ 44.39
Risk-free rate of weighted-average grant date fair value							0.40%
Volatility rate of weighted-average grant date fair value									23.00%	64.00%
Expected life assumption for weighted average grant date fair value							3 years
Restricted stock award, outstanding					524,596	574,933
Compensation cost on stock-based compensation plans	$ 2.0	$ 2.9	$ 4.6	$ 5.3